Pensions (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Amounts Recognized in Statements of Financial Position
(a)
The amounts recognized in the statements of financial position are as follows:

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Present value of defined benefit obligations	(959,677)	(759,548)
Fair value of plan assets	456,389	500,333
Net defined benefit liability	(503,288)	(259,215)

Summary of Movements in net Defined Benefit Liability
(b)
Movements in net defined benefit liability are as follows:

	2020
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(901,159)	421,052	(480,107)
Current services cost	(263)	—	(263)
Interest (expense) income	(8,835)	4,171	(4,664)
	(910,257)	425,223	(485,034)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	12,568	12,568
Financial assumption movement effect	(57,180)	—	(57,180)
Experience adjustments	(7,378)	—	(7,378)
	(64,558)	12,568	(51,990)
Pension fund contribution	—	25,373	25,373
Paid pension	31,424	(31,424)	—
December 31	(943,391)	431,740	(511,651)

	2021
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(943,391)	431,740	(511,651)
Current services cost	(237)	—	(237)
Interest (expense) income	(4,629)	2,137	(2,492)
	(948,257)	433,877	(514,380)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	5,613	5,613
Impact on changes in demographic assumptions	(20,022)	—	(20,022)
Financial assumption movement effect	23,757	—	23,757
Experience adjustments	(24,347)	—	(24,347)
	(20,612)	5,613	(14,999)
Pension fund contribution	—	26,091	26,091
Paid pension	9,192	(9,192)	—
December 31	(959,677)	456,389	(503,288)

	2022
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(959,677)	456,389	(503,288)
Current services cost	(257)	—	(257)
Interest (expense) income	(6,589)	3,161	(3,428)
	(966,523)	459,550	(506,973)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	34,550	34,550
Financial assumption movement effect	73,218	—	73,218
Experience adjustments	114,466	—	114,466
	187,684	34,550	222,234
Pension fund contribution	—	25,524	25,524
Paid pension	19,291	(19,291)	—
December 31	(759,548)	500,333	(259,215)

Principal Actuarial Assumptions	(d) The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2021	2022
Discount rate	0.70%	1.50%
Future salary increase	3.50%	3.50%

Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions

The present value of defined benefit obligations is affected by the change in actuarial assumption. The analysis was as follows:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2021
Effect on present value of defined benefit obligations	(28,574)	29,825	28,941	(27,893)
December 31, 2022
Effect on present value of defined benefit obligations	(20,992)	21,860	21,385	(20,651)

Analysis of Timing of the Future Pension Payment
(f)
As of December 31, 2022, the weighted average duration of that retirement plan is 11.4 years. The analysis of timing of the future pension payment was as follows:

December 31, 2022
NT$000
Within 1 year	32,483
1-2 years	52,470
2-5 years	90,001
5-10 years	168,888
343,842